Trade current assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Working capital [Abstract]
Disclosure of detailed information about working capital [Text Block]

Million euro	2023	Exchange rate	Consolidation scope changes	Other	2024
Inventories	458	13	—	21	492
Short-term trade and other receivables	1,677	29	1	522	2,228
Short-term trade and other payables	(3,646)	(63)	4	(198)	(3,902)
TOTAL	(1,511)	(21)	4	345	(1,182)

Million euro	2022	Exchange rate	Consolidation scope changes	Other	2023
Inventories	476	5	—	(23)	458
Short-term trade and other receivables	1,600	19	(12)	70	1,677
Short-term trade and other payables	(3,429)	(23)	1	(195)	(3,646)
TOTAL	(1,353)	1	(11)	(148)	(1,511)